Business Combinations (Tables) - Landsea Homes [Member]	12 Months Ended
Dec. 31, 2020
Entity Listings [Line Items]
Schedule of assets and liabilities assumed

Assets Acquired
Cash	$2,905
Real estate inventories	119,466
Goodwill	15,392
Trade name	1,600
Other assets	532
Total assets	$139,895

Liabilities Assumed
Accounts payable	$5,425
Accrued expenses	1,037
Total liabilities	6,462
Net assets acquired	$133,433

Schedule of assets and liabilities acquired

Assets
Cash	$2,208
Real estate inventories	39,584
Goodwill	5,315
Other assets	60
Total assets	$47,167

Liabilities
Accounts payable	$2,626
Notes payable	16,228
Accrued expenses and other liabilities	2,543
Total liabilities	21,397
Net assets acquired	$25,770

Schedule of unaudited pro forma financial information

	Year Ended December 31,
	2020	2019	2018
	(dollars in thousands)
Revenue	$737,060	$799,559	$428,089

Pretax (loss) income	$(12,051)	$35,336	$36,161
Benefit (provision) for income taxes	3,052	(7,625)	(4,035)
Net (loss) income	$(8,999)	$27,711	$32,126